Long-term debt - Components of long-term debt (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 2,151,513,000	$ 2,158,192,000
Less current maturities	(15,133,000)	(11,775,000)
Non-current portion of long-term debt	2,136,380,000	2,146,417,000
Debt discounts and deferred financing fees	19,400,000	21,800,000
Unsecured notes
Disclosure of detailed information about borrowings [line items]
Total long-term debt	1,983,374,000	1,981,199,000
$300 million at 4.25% due December 1, 2024
Disclosure of detailed information about borrowings [line items]
Total long-term debt	298,836,000	298,408,000
Notional amount	$ 300,000,000
$300 million at 4.25% due December 1, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	4.25%
$700 million at 5.125% due October 15, 2027
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 693,649,000	692,516,000
Notional amount	$ 700,000,000
$700 million at 5.125% due October 15, 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.125%
$700 million at 5.25% due December 15, 2029
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 695,283,000	694,770,000
Notional amount	$ 700,000,000
$700 million at 5.25% due December 15, 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.25%
$300 million at 5.65% due December 1, 2044
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 295,606,000	295,505,000
Notional amount	$ 300,000,000
$300 million at 5.65% due December 1, 2044 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.65%
Other limited recourse debt facilities
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 168,139,000	176,993,000
5.58% due June 30, 2031
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 61,978,000	65,745,000
5.58% due June 30, 2031 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.58%
5.35% due September 30, 2033
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 70,312,000	73,836,000
5.35% due September 30, 2033 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.35%
5.08% due September 15, 2036
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 35,849,000	$ 37,412,000
5.08% due September 15, 2036 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.08%